GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION - Condensed Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 188,811	$ 450,530	$ 450,844
Net cash used in investing activities	(275,729)	(775,065)	(380,136)
Net cash provided by (used in) financing activities	(97,431)	522,971	(251,498)
Effect of changes in currency exchange rates	19,266	(26,143)	(18,868)
(Decrease) increase in cash	(165,083)	172,293	(199,658)
Cash, beginning of year	398,484	226,191	425,849
Cash, end of year	233,401	398,484	226,191
Elimination
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(34,028)	(42,138)	(81,787)
Net cash used in investing activities	0	0	0
Net cash provided by (used in) financing activities	34,028	42,138	81,787
Effect of changes in currency exchange rates	0	0	0
(Decrease) increase in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	0	0	0
Parent
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(49,231)	(44,611)	(90,374)
Net cash used in investing activities	(11,156)	(829,783)	(7,862)
Net cash provided by (used in) financing activities	58,798	876,916	(48,570)
Effect of changes in currency exchange rates	0	0	0
(Decrease) increase in cash	(1,589)	2,522	(146,806)
Cash, beginning of year	2,522	0	146,806
Cash, end of year	933	2,522	0
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	249,204	332,822	487,516
Net cash used in investing activities	(120,661)	(14,725)	(109,326)
Net cash provided by (used in) financing activities	(133,237)	(321,758)	(378,330)
Effect of changes in currency exchange rates	0	0	0
(Decrease) increase in cash	(4,694)	(3,661)	(140)
Cash, beginning of year	9,496	13,157	13,297
Cash, end of year	4,802	9,496	13,157
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	22,866	204,457	135,489
Net cash used in investing activities	(143,912)	69,443	(262,948)
Net cash provided by (used in) financing activities	(57,020)	(74,325)	93,615
Effect of changes in currency exchange rates	19,266	(26,143)	(18,868)
(Decrease) increase in cash	(158,800)	173,432	(52,712)
Cash, beginning of year	386,466	213,034	265,746
Cash, end of year	$ 227,666	$ 386,466	$ 213,034